Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net (loss) income	$ (1,153,175)	$ 154,412
Adjustments to reconcile income (loss) to net cash used in operating activities:
Depreciation and amortization	41,635	38,404
(Reversal of allowance) allowance for CECL - trade receivable, net	(6,609)	69
(Gain) loss on foreign currency transactions	(137,213)	142,028
Gain on valuation of warrants	(329,002)	(770,352)
Gain on deconsolidation		(157,555)
Share-based compensation	97,020
Deferred income tax	1,480
Changes in operating assets and liabilities:
Accounts receivables	660,907	(19,612)
Prepayments	(338,573)	(154,566)
Other receivables	(1,025,553)	(31,464)
Accounts payable	(31,408)
Accrued expenses and other payables	(655,442)	(10,483)
Related party payable		(3,243)
Deferred income	7,077	7,477
Income tax payable	929
Net Cash Used in Operating Activities	(2,867,927)	(804,885)
Cash Flows from Investing Activities:
Purchase of property and equipment	(488,640)	(40,916)
Purchase of intangible assets	(38,585)
Cash received on acquisition of a subsidiary	18,515
Cash removed from consolidation due to deconsolidation of VIE		(118)
Net Cash Used in Investing Activities	(508,710)	(41,034)
Cash Flows from Financing Activities:
Proceeds from issuance of shares	8,030,802
Proceeds from exercise series warrants A		324,000
Net Cash Provided by Financing Activities	8,030,802	324,000
Effect of exchange rate changes on cash and cash equivalents	8,563	1,185
Net increase (decrease) in cash and cash equivalents	4,662,728	(520,734)
Cash and cash equivalents - beginning of the period	700,479	1,826,834
Cash and cash equivalents - end of the period	$ 5,363,207	$ 1,306,100